PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
4	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Leasehold improvements	1,514,648	2,013,896	319,976
Hotel fixtures and equipment	238,401	305,844	48,594
Motor vehicles	542	550	87
Construction in progress	32,543	35,223	5,596
Total property and equipment	1,786,134	2,355,513	374,253
Less: Accumulated depreciation and amortization	(430,580)	(654,082)	(103,923)
Total property and equipment, net	1,355,554	1,701,431	270,330

Depreciation and amortization expense of property and equipment is allocated to the following expense items:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Hotel operating costs	144,417	178,279	241,020	38,294
Sales and marketing expenses	33	37	38	6
General and administrative expenses	1,723	2,447	4,233	673
Total depreciation and amortization expense	146,173	180,763	245,291	38,973

For the years ended December 31, 2009, 2010 and 2011, interest cost capitalized amounted to RMB1,077, RMB75 and nil, respectively.

During the year ended December 31, 2010, the Group recorded a receivable of RMB 5,500 from the landlord of one of the Group’s leased-and-operated hotels in exchange for the Group agreeing to early terminate an operating lease. The receivable was collected in January 2011. The Group recorded a net gain on early termination of the lease in the amount of RMB1,397, which represented the amount of cash settlement to be received net of the write-off of unamortized leasehold improvements of RMB3,898 and direct costs of RMB205. During the year ended December 31, 2011, the Group obtained RMB6,801 (US$1,081) compensation from the landlords of two of the Group’s leased-and-operated hotels in exchange for the Group agreeing to early terminate the operating lease. As of December 31, 2011, major portion of such compensation has been settled and RMB1,000 (US$159) was outstanding. The Group recorded net losses on early termination of such lease in the amount of RMB1,916 (US$304), which represented the amount of compensation net of the write-off of unamortized leasehold improvements of RMB8,717 (US$1,385). The net gain or losses has been included as a component of general and administrative expenses in the consolidated statements of operations.

The Group did not recognize any impairment losses for property and equipment for the year ended December 31, 2009. The Group recognized impairment losses of RMB5,471 and RMB13,060 (US$2,075) for the year ended December 31, 2010 and 2011, respectively, in respect of leasehold improvements and hotel fixtures and equipment of certain loss-making leased-and-operated hotels. The Group estimated that the carrying amounts of these leasehold improvements and hotel fixtures and equipment would not be recoverable through future cash flows. The fair value of the property and equipment was based on the discounted future cash flows of the assets. The impairment losses were included in general and administrative expenses in the consolidated statements of operations and amounted to nil, RMB5,471 and RMB13,060 (US$2,075) for the year ended December 31, 2009, 2010 and 2011, respectively.